Leases - Right-of-Use Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	£ 53,294	[1]	£ 65,084
Additions	2,047		5,503
Disposals	(130)		(892)
Derecognition as a result of subleases	(15)		(701)
Modifications	390		(1,912)
Depreciation charge	(12,789)		(13,026)		£ (11,861)
(Impairment)/ reversal of right-of-use assets	130		(130)		131
Effect of foreign exchange translations	(1,412)		(632)
Right-of-use assets end of period	41,515		53,294	[1]	65,084
Leasehold buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	53,116		65,053
Additions	2,047		5,276
Disposals	(130)		(880)
Derecognition as a result of subleases	(15)		(701)
Modifications	390		(1,912)
Depreciation charge	(12,640)		(12,957)
(Impairment)/ reversal of right-of-use assets	130		(130)
Effect of foreign exchange translations	(1,406)		(633)
Right-of-use assets end of period	41,492		53,116		65,053
Other IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	178		0
Additions	0		227
Disposals	0		0
Derecognition as a result of subleases	0		0
Modifications	0		0
Depreciation charge	(149)		(50)
(Impairment)/ reversal of right-of-use assets	0		0
Effect of foreign exchange translations	(6)		1
Right-of-use assets end of period	23		178		0
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	0		31
Additions			0
Disposals			(12)
Derecognition as a result of subleases			0
Modifications			0
Depreciation charge	0		(19)
(Impairment)/ reversal of right-of-use assets	£ 0		0
Effect of foreign exchange translations			0
Right-of-use assets end of period			£ 0		£ 31

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).